UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21053

Name of Fund:  BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Virginia Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 05/31/2017

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2017 (Unaudited)	BlackRock Virginia Municipal Bond Trust (BHV)

Municipal Bonds	Par (000)	Value
Virginia — 122.5%
Corporate — 2.0%
County of Chesterfield Virginia EDA, RB, Virginia Electric Power Co. Project, Series A, AMT, 5.60%, 11/01/31	$500	$505,355
County/City/Special District/School District — 25.1%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 3/01/36	250	250,953
Cherry Hill Virginia Community Development Authority, Special Assessment Bonds, Potomac Shores Project, 5.40%, 3/01/45 (a)	250	260,380
City of Portsmouth Virginia, GO, Refunding Series D:
5.00%, 7/15/20 (b)	485	543,835
5.00%, 7/15/34	15	16,564
City of Suffolk Virginia, GO, Refunding, 5.00%, 6/01/42	1,000	1,114,480
County of Fairfax Virginia EDA, RB, Silverline Phase I Project, 5.00%, 4/01/20 (b)	1,000	1,110,710
County of Fairfax Virginia Redevelopment & Housing Authority, Refunding RB, Fairfax Redevelopment & Housing, 5.00%, 10/01/39	1,500	1,610,505
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 3/01/26	500	505,850
Lower Magnolia Green Community Development Authority, Special Assessment Bonds, 5.00%, 3/01/35 (a)	245	250,797
Mosaic District Community Development Authority, Special Assessment, Series A, 6.88%, 3/01/36	250	276,523
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (b)	360	390,092

		6,330,689
Education — 22.1%
City of Norfolk Virginia, GO, Refunding:
5.00%, 8/01/23 (b)	465	562,776
5.00%, 8/01/38	35	40,229

Municipal Bonds	Par (000)	Value
Virginia (continued)
Education (continued)
County of Montgomery Virginia EDA, Refunding RB, Virginia Tech Foundation, Series A, 5.00%, 6/01/20 (b)	$355	$396,361
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (a)	100	104,103
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 3/01/41	1,000	1,089,120
Marymount University Project, Series A, 5.00%, 7/01/45 (a)	400	416,412
Washington & Lee University Project (NPFGC), 5.25%, 1/01/26	500	609,865
Washington & Lee University Project (NPFGC), 5.25%, 1/01/31	1,000	1,277,470
Virginia Small Business Financing Authority, RB, Roanoke College, 5.75%, 4/01/41	500	551,820
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	522,615

		5,570,771
Health — 36.8%
City of Danville Virginia IDA, Refunding RB, Danville Regional Medical Center (AMBAC), 5.25%, 10/01/28 (c)	1,000	1,182,530
County of Fairfax Virginia EDA, Refunding RB:
Goodwin House, Inc., 5.00%, 10/01/17 (b)	1,000	1,013,910
Vinson Hall LLC, Series A, 5.00%, 12/01/42	500	513,670
County of Fairfax Virginia IDA, RB, Series A, 5.00%, 5/15/44	1,000	1,134,770
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health:
5.50%, 5/15/19 (b)	350	380,804
5.50%, 5/15/35	650	701,356
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A, 5.00%, 7/01/42	500	507,595

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2017	1

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

Municipal Bonds	Par (000)	Value
Virginia (continued)
Health (continued)
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes, 4.25%, 6/01/26	$145	$154,457
Roanoke EDA, Refunding RB:
Carilion Clinic Obligation Group, 5.00%, 7/01/30	795	887,299
Carilion Health System (AGM), 5.00%, 7/01/20 (b)	5	5,596
Carilion Health System, Series B (AGM), 5.00%, 7/01/38	495	530,274
Winchester EDA, Refunding RB, Valley Health System Obligation:
5.00%, 1/01/44	1,000	1,123,760
Series A, 5.00%, 1/01/44	400	443,176
Winchester Virginia IDA, RB, Valley Health System Obligation, Series E, 5.63%, 1/01/19 (b)	650	697,957

		9,277,154
Housing — 8.5%
Virginia HDA, RB, M/F Housing, Rental Housing:
Series A, 5.25%, 5/01/41	750	805,230
Series B, 5.63%, 6/01/39	1,000	1,065,810
Series F, 5.25%, 10/01/38	250	272,065

		2,143,105
State — 7.5%
Virginia College Building Authority, RB, Public Higher Education Financing Program, Series A, 5.00%, 9/01/18 (b)	1,000	1,051,430
Virginia Public School Authority, RB, School Financing, 1997 Resolution, Series B:
5.25%, 8/01/18 (b)	400	420,472
4.00%, 8/01/36	405	423,812

		1,895,714
Tobacco — 2.0%
Tobacco Settlement Financing Corp., Refunding RB, Convertible, Senior, Series B2, 5.20%, 6/01/46	500	492,055
Transportation — 18.1%
Capital Region Airport Commission, Refunding RB, Series A, 4.00%, 7/01/38	500	534,150

Municipal Bonds	Par (000)	Value
Virginia (continued)
Transportation (continued)
Richmond Metropolitan Authority, Refunding RB, (NPFGC), 5.25%, 7/15/22	$500	$559,835
Virginia Port Authority, RB, 5.00%, 7/01/36	500	551,100
Virginia Resources Authority, RB, Series B:
5.00%, 11/01/18 (b)	1,155	1,222,059
5.00%, 11/01/33	740	781,040
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	820	925,879

		4,574,063
Utilities — 0.4%
Virginia Resources Authority, RB, 5.00%, 11/01/18 (b)	105	111,096
Total Municipal Bonds in Virginia		30,900,002

District of Columbia — 7.5%
Transportation — 7.5%
Metropolitan Washington DC Airports Authority, Refunding RB:
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	290	311,225
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	460	495,434
Series B, 5.00%, 10/01/29	1,000	1,080,660
Total Municipal Bonds in District of Columbia		1,887,319

Puerto Rico — 1.3%
Tobacco — 1.3%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 5/15/43	335	335,218
Total Municipal Bonds — 131.3%		33,122,539

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Virginia — 31.6%
Education — 12.4%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/18 (b)	2,999	3,123,734

2	BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2017

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Virginia (continued)
Health — 13.6%
County of Fairfax Virginia EDA, RB, Metrorail Parking System, 5.00%, 4/01/47 (e)	$2,000	$2,341,620
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,084,993

		3,426,613
Transportation — 5.6%
Virginia Commonwealth Transportation Board, RB, Capital Projects, 5.00%, 5/15/32	1,261	1,420,041

Value
Total Municipal Bonds Transferred to Tender Option Bond Trusts – 31.6%	$7,970,388
Total Investments (Cost — $38,015,066*) — 162.9%	41,092,927
Other Assets Less Liabilities — 0.1%	33,448
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (17.3)%	(4,370,071)
VRDP Shares, at Liquidation Value Net of Deferred Offering Costs — (45.7)%	(11,535,285)

Net Assets Applicable to Common Shares — 100.0%	$25,221,019

*	As of May 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$33,683,178

Gross unrealized appreciation	$3,081,979
Gross unrealized depreciation	(32,598)

Net unrealized appreciation	$3,049,381

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on October 01, 2024, is $1,051,389.

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at May 31, 2017	Value at May 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	215,116	(215,116)	—	—	$1,040	$394	—

[1]	Includes net capital gain distributions.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2017	3

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(6)	5-Year U.S. Treasury Note	September 2017	$709,875	$(1,048)
(7)	10-Year U.S. Treasury Note	September 2017	$884,078	(2,661)
(5)	Long U.S. Treasury Bond	September 2017	$769,063	(6,257)
(1)	Ultra U.S. Treasury Bond	September 2017	$165,125	(1,983)
Total				$(11,949)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
EDA	Economic Development Authority
GO	General Obligation Bonds
HDA	Housing Development Authority
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

4	BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2017

Schedule of Investments (concluded)	BlackRock Virginia Municipal Bond Trust (BHV)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$41,092,927	—	$41,092,927

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(11,949)	—	—	$(11,949)

[1] See above schedule of investments for values in each sector.

[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(4,360,368)	—	$(4,360,368)
VRDP Shares at Liquidation Value	—	(11,600,000)	—	(11,600,000)

Total	—	$(15,960,368)	—	$(15,960,368)

During the period ended May 31, 2017, there were no transfers between levels.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	MAY 31, 2017	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: July 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date: July 24, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date: July 24, 2017